Commitments and contingencies (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Contractual obligations relating to long-term debt	$ 3,473	$ 3,975
Asanko Gold Ghana Limited [Member]
Disclosure of contingent liabilities [line items]
Amount of reclamation bond on the unfunded portion	$ 6,800